Income Taxes - Composition of income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income/(loss) before income tax expense
(Loss)/income from Chinese mainland operations	¥ 15,189	¥ (136,069)	¥ (82,384)
Loss from non-Chinese mainland operations	(3,740)	(4,654)	(6,905)
(Loss)/income before income tax	11,449	(140,723)	(89,289)
Income tax expense/(benefit) applicable to Chinese mainland operations
Current tax	21	64	(42)
Total income tax expense/(benefit) applicable to Chinese mainland operations	21	64	(42)
Total	¥ 21	¥ 64	¥ (42)